Cryptocurrencies	12 Months Ended
Dec. 31, 2020
Crypto Currencies [Abstract]
Cryptocurrencies

3. CRYPTOCURRENCIES

The following table presents additional information about cryptocurrencies:

Amounts
Balance at January 1, 2020	-
Receipt of cryptocurrencies from mining services	$21,065,113
Sales of cryptocurrencies	(15,534,982)
Lending of cryptocurrencies to a third party (Note 4)	(97,771)
Realized gain on sale of cryptocurrencies	805,557
Balance at December 31, 2020	$6,237,917